CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation expense	¥ (19,103)	$ (2,998)	¥ (36,246)	¥ (59,172)
Cost of revenues [Member]
Share-based compensation expense	(70)	(11)	(379)	(983)
Selling and marketing expenses [Member]
Share-based compensation expense	(2,785)	(437)	(1,842)	(6,502)
General and administrative expenses [Member]
Share-based compensation expense	(14,840)	(2,329)	(26,242)	(36,719)
Research and development expenses [Member]
Share-based compensation expense	¥ (1,408)	$ (221)	¥ (7,783)	¥ (14,968)